                           Registration No. 2-72715

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                         Post-Effective Amendment No. 3

                                     and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                                Amendment No. 3

            Massachusetts Mutual Variable Annuity Separate Account 1
            --------------------------------------------------------
                           (Exact Name of Registrant)
                           --------------------------

                  Massachusetts Mutual Life Insurance Company
                  -------------------------------------------
                              (Name of Depositor)
                              -------------------

                    1295 State Street, Springfield, MA 01111
                    ----------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (413) 744-8411

                               Thomas F. English
                               -----------------
                    (Name and Address of Agent for Service)

 Approximate Date of Proposed Public Offering:  Immediately upon filing

It is proposed that this filing will become effective (check appropriate box)


     X      immediately upon filing pursuant to paragraph (b)
-----------
            of Rule 485.

___________ on (date)pursuant to paragraph (b) of Rule
            485.

___________ 60 days after filing pursuant to paragraph (a) of
            Rule 485.

___________ on (date)pursuant to paragraph (a) of Rule 485.



                              STATEMENT PURSUANT TO RULE 24f-2

The Registrant has registered an indefinite number or amount of its variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's Fiscal Year ended December 31, 1996 was filed on or about February 28, 1997.
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The sole purpose of this amendment is to include the representation required by
Section 26(e)(2)(A) of the Investment Company Act. Except for that requirement, the Registrant, in reliance on the no-action letter issued by the Division of Investment Management to Great-West Life and Annuity Insurance Co. (pub. Avail. Oct. 23, 1990), would not be filing this amendment. Except for the cover page, this page and the signature pages, the remainder of this post-effective amendment is incorporated by reference from the Registrant's previously filed registration statement.

                                     PART C
                               OTHER INFORMATION


Item 32.  Undertakings

                     REPRESENTATION UNDER SECTION 26(e)(2)(A)
                     OF THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that fees and charges deducted under the individual variable annuity contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 1, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 3 to Registration Statement No. 2-72715 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 21st day of May, 1997.

  MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
  (Depositor)


     By: /s/ Thomas B. Wheeler*
         ---------------------------------------------
     Thomas B. Wheeler, Chief Executive Officer
     Massachusetts Mutual Life Insurance Company


/s/ Richard M. Howe      On May 21, 1997, as Attorney-in-Fact pursuant to
--------------------
*Richard M. Howe         powers of attorney filed herewith.

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to Registration Statement No. 2-72715 has been signed by the following persons in the capacities and on the duties indicated.


Signature                                 Title                 Date
---------                                 -----                 ----

/s/ Thomas B. Wheeler*         Chief Executive Officer and  May 21, 1997
-----------------------------
Thomas B. Wheeler              Chairman of the Board

/s/ John J. Pajak*             President and Chief          May 21, 1997
-----------------------------
John J. Pajak                  Operating Officer

/s/ Daniel J. Fitzgerald*      Chief Financial Officer &    May 21, 1997
-----------------------------
Daniel J. Fitzgerald           Chief Accounting Officer

/s/ Roger G. Ackerman*         Director                     May 21, 1997
-----------------------------
Roger G. Ackerman

/s/ James R. Birle*            Director                     May 21, 1997
-----------------------------
James R. Birle

/s/ Frank C. Carlucci, III*    Director                     May 21, 1997
-----------------------------
Frank C. Carlucci, III

/s/ Gene Chao*                 Director                     May 21, 1997
-----------------------------
Gene Chao, Ph.D.
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/s/ Patricia Diaz Dennis*      Director                     May 21, 1997
-----------------------------
Patricia Diaz Dennis

/s/ Anthony Downs*             Director                     May 21, 1997
-----------------------------
Anthony Downs

/s/ James L. Dunlap*           Director                     May 21, 1997
-----------------------------
James L. Dunlap

/s/ William B. Ellis*          Director                     May 21, 1997
-----------------------------
William B. Ellis, Ph.D.

/s/ Robert M. Furek*           Director                     May 21, 1997
-----------------------------
Robert M. Furek

/s/ Charles K. Gifford*        Director                     May 21, 1997
-----------------------------
Charles K. Gifford

/s/ William N. Griggs*         Director                     May 21, 1997
-----------------------------
William N. Griggs

/s/ George B. Harvey*          Director                     May 21, 1997
-----------------------------
George B. Harvey

/s/ Barbara B. Hauptfuhrer*    Director                     May 21, 1997
-----------------------------
Barbara B. Hauptfuhrer

/s/ Sheldon B. Lubar*          Director                     May 21, 1997
-----------------------------
Sheldon B. Lubar

/s/ William B. Marx, Jr.*      Director                     May 21, 1997
-----------------------------
William B. Marx, Jr.

/s/ John F. Maypole*           Director                     May 21, 1997
-----------------------------
John F. Maypole

/s/ Donald F. McCullough*      Director                     May 21, 1997
-----------------------------
Donald F. McCullough

/s/ Alfred M. Zeien*           Director                     May 21, 1997
-----------------------------
Alfred M. Zeien

/s/ Richard M. Howe            On May 21, 1997, as Attorney-in-Fact pursuant to
----------------------------
*Richard M. Howe               powers of attorney filed herewith.
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                    REPRESENTATION BY REGISTRANT'S COUNSEL
                    --------------------------------------

As Counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 3 to Registration Statement Number 2-72715 and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



                               /s/ James M. Rodolakis
                               -------------------------------------
                               James M. Rodolakis
                               Counsel
                               Massachusetts Mutual Life Insurance Company